Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Securities	$ 249,004	$ 222,866
Cost/Amortized cost	57,367	48,232
U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	20,787	18,000
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,254	1,469
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,709	2,176
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	17,655	17,439
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	248	222
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	249,004	222,866
Trading Securities [member]
Disclosure of financial assets [line items]
Securities	146,534	128,258
Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	31,411	25,923
Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	41,692	33,164
Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	6,496	10,169
Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	482	1,001
Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	1,335	1,133
Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	433	326
Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	1,070	460
Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	22,162	21,540
Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	41,453	34,542
Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	57,367	48,232
Fair value	57,686	48,499
Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	20,787	18,000
Fair value	$ 20,876	$ 18,136
Yield	2.50%	2.80%
Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,254	$ 1,469
Fair value	$ 4,251	$ 1,470
Yield	2.30%	2.00%
Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,709	$ 2,176
Fair value	$ 2,702	$ 2,174
Yield	2.70%	2.90%
Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8,181	$ 7,104
Fair value	$ 8,149	$ 7,102
Yield	3.20%	3.40%
Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 17,655	$ 17,439
Fair value	$ 17,690	$ 17,419
Yield	1.90%	1.90%
Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 655	$ 244
Fair value	$ 657	$ 238
Yield	1.70%	2.30%
Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,878	$ 1,578
Fair value	$ 2,898	$ 1,554
Yield	2.80%	3.10%
Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 248	$ 222
Fair value	463	406
Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	44,784	46,109
Fair value	45,104	45,367
Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	14,006	16,433
Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	16,663	14,328
Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,317	6,787
Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	625	1,069
Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8,173	7,492
Within 3 months [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	13,060	17,079
Within 3 months [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	6,030	6,694
Within 3 months [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,974	1,860
Within 3 months [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	771	595
Within 3 months [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	538	1,367
Within 3 months [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	359	126
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	433	326
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	586	300
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	1,369	2,120
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,398	5,699
Fair value	3,399	5,700
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,597	1,355
Fair value	$ 1,598	$ 1,355
Yield	2.10%	2.40%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 236	$ 225
Fair value	$ 236	$ 225
Yield	1.20%	0.60%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1
Yield	0.00%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,564	$ 4,119
Fair value	$ 1,565	$ 4,120
Yield	1.40%	1.50%
Within 3 months [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,631	$ 4,685
Fair value	3,631	4,687
Within 3 months [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	682	1,762
Within 3 months [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	297	69
Within 3 months [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,252	2,601
Within 3 months [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	400	253
3 months to 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	33,272	25,447
3 months to 1 year [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	23,024	19,040
3 months to 1 year [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	11,265	7,237
3 months to 1 year [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	7,122	3,715
3 months to 1 year [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,418	3,932
3 months to 1 year [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	63	14
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	383	84
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	2,773	4,058
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,494	2,038
Fair value	4,499	2,040
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,085	132
Fair value	$ 1,087	$ 131
Yield	1.80%	2.10%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 178	$ 86
Fair value	$ 178	$ 86
Yield	2.10%	2.40%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,222	$ 1,769
Fair value	$ 3,225	$ 1,772
Yield	1.90%	1.80%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5
Fair value	$ 5
Yield	1.10%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4	$ 51
Fair value	$ 4	$ 51
Yield	4.80%	1.70%
3 months to 1 year [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,749	$ 4,367
Fair value	5,822	4,360
3 months to 1 year [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,978	1,427
3 months to 1 year [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	478	115
3 months to 1 year [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,431	1,386
3 months to 1 year [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9	5
3 months to 1 year [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,853	1,434
1 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	68,083	66,409
1 to 5 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	27,246	28,372
1 to 5 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	7,783	7,983
1 to 5 years [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,601	9,836
1 to 5 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,211	3,456
1 to 5 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities		114
1 to 5 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	308	215
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	75	48
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	8,268	6,720
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	21,355	15,546
Fair value	21,359	15,542
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,290	2,766
Fair value	$ 3,294	$ 2,768
Yield	2.00%	2.30%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,839	$ 1,090
Fair value	$ 3,836	$ 1,091
Yield	2.40%	2.30%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 59
Fair value		$ 59
Yield	0.00%	1.60%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8
Fair value	$ 8
Yield	3.20%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 12,668	$ 10,785
Fair value	$ 12,673	$ 10,783
Yield	2.00%	2.00%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 596	$ 173
Fair value	$ 595	$ 169
Yield	1.40%	1.70%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 954	$ 673
Fair value	$ 953	$ 672
Yield	2.70%	2.90%
1 to 5 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 19,478	$ 22,495
Fair value	19,628	22,286
1 to 5 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,831	10,863
1 to 5 years [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,680	2,231
1 to 5 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,634	2,800
1 to 5 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	616	1,035
1 to 5 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,717	5,566
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	24,698	20,509
5 to 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	15,895	11,562
5 to 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,778	2,244
5 to 10 years [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	9,537	5,119
5 to 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,466	635
5 to 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities		93
5 to 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	267	369
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	20	3
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	2,827	3,099
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,110	4,207
Fair value	5,125	4,199
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	829	635
Fair value	$ 844	$ 643
Yield	2.90%	3.20%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1	$ 67
Fair value	$ 1	$ 67
Yield	3.80%	1.40%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 206	$ 193
Fair value	$ 205	$ 193
Yield	3.00%	3.40%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,982	$ 2,662
Fair value	$ 3,972	$ 2,657
Yield	3.20%	3.60%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 79	$ 399
Fair value	$ 89	$ 390
Yield	2.00%	3.00%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 15
Fair value		$ 15
Yield	0.00%	1.80%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 13	$ 236
Fair value	$ 14	$ 234
Yield	4.50%	2.00%
5 to 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,678	$ 4,748
Fair value	3,746	4,635
5 to 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,515	2,381
5 to 10 years [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,018	2,177
5 to 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		29
5 to 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	145	161
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	67,975	58,474
Over 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	32,886	28,048
Over 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,611	6,599
Over 10 years [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	15,661	13,899
Over 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	863	779
Over 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	482	794
Over 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	338	409
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	6	25
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	6,925	5,543
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	22,762	20,520
Fair value	22,841	20,612
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	13,986	13,112
Fair value	$ 14,053	$ 13,239
Yield	2.70%	3.00%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 1
Fair value		$ 1
Yield	0.00%	4.20%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,503	$ 1,924
Fair value	$ 2,497	$ 1,922
Yield	2.70%	2.90%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,190	$ 4,442
Fair value	$ 4,169	$ 4,445
Yield	3.10%	3.40%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 122	$ 367
Fair value	$ 138	$ 354
Yield	3.10%	4.10%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 54	$ 56
Fair value	$ 57	$ 54
Yield	4.20%	4.50%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,907	$ 618
Fair value	$ 1,927	$ 597
Yield	2.80%	4.00%
Over 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 12,248	$ 9,814
Fair value	12,277	9,399
Over 10 years [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	12,190	9,736
Over 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	58	78
With no specific maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	41,916	34,948
With no specific maturity [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	41,453	34,542
With no specific maturity [member] | Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	41,453	34,542
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	248	222
Fair value	463	406
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	248	222
Fair value	$ 463	$ 406